ACQUISITIONS (Details 2) In Thousands, unless otherwise specified						12 Months Ended												12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Individual hotels acquired item	Dec. 31, 2013 Individual hotels acquired item	Dec. 31, 2012 Individual hotels acquired item	Dec. 31, 2014 Individual hotels acquired Minimum	Dec. 31, 2013 Individual hotels acquired Minimum	Dec. 31, 2012 Individual hotels acquired Minimum	Dec. 31, 2014 Individual hotels acquired Maximum	Dec. 31, 2013 Individual hotels acquired Maximum	Dec. 31, 2012 Individual hotels acquired Maximum	Dec. 31, 2012 One Individual Hotel CNY	Dec. 31, 2012 One Individual Hotel Favorable lease agreements CNY	Dec. 31, 2012 One Individual Hotel Franchise agreements CNY	Dec. 31, 2013 Nine individual hotels CNY	Dec. 31, 2013 Nine individual hotels Favorable lease agreements CNY	Dec. 31, 2014 One Individual Hotels Acquired in 2014 CNY	Dec. 31, 2014 One Individual Hotels Acquired in 2014 Favorable lease agreements CNY
Acquisitions
Number of hotels in the form of leased hotel acquired						1	9	1
Cash consideration for acquisition															7,000			33,423		12,975
Current assets															127			5,552		25
Intangible assets																2,470	200		6,422		3,330
Property and equipment															4,668			29,805		10,477
Deferred tax assets																		6,628
Goodwill	10,421	64,654	64,842	64,180	42,536										153			662
Current liabilities																		(2,501)
Deferred tax liabilities															(618)			(13,145)		(832)
Noncontrolling interest																				(25)
Total															7,000			33,423		12,975
Amortization period of property and equipment									5 years	5 years	5 years	10 years	10 years	10 years